RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Tables)	3 Months Ended
Dec. 31, 2020
RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
Schedule of restatement of the balance sheets, statements of operations and statements of cash flows

	As Previously			As
	Reported		Adjustments	Restated
Balance sheet as of December 7, 2020 (audited)
Warrant Liability	$—		$13,546,666	$13,546,666
Total Liabilities	10,500,000		13,546,666	24,046,666
Class A Ordinary Shares Subject to Possible Redemption	286,002,020		(13,546,670)	272,455,350
Class A Ordinary Shares	140		135	275
Additional Paid in Capital	5,004,072		506,651	5,510,723
Accumulated Deficit	(5,000)		(506,782)	(511,782)

Balance sheet as of December 31, 2020 (audited)
Warrant Liability	$—		$17,126,666	$17,126,666
Total Liabilities	10,620,564		17,126,666	27,747,230
Class A Ordinary Share Subject to Possible Redemption	285,849,430		(17,126,660)	268,722,770
Class A Ordinary Share	142		171	313
Additional paid in capital	5,156,660		4,086,605	9,243,265
Accumulated Deficit	(157,584)		(4,086,782)	(4,244,366)
Shareholders’ Equity	5,000,009		(6)	5,000,003

Statement of Operations for the Period from October 12, 2020 (inception) to December 31, 2020 (audited)
Change in fair value of warrant liability	$—		$(3,580,000)	$(3,580,000)
Transaction costs allocable to warrants	—		(506,782)	(506,782)
Net loss	(157,584)		(4,086,782)	(4,244,366)
Weighted average shares outstanding, Ordinary share subject to possible redemption	30,000,000		—	30,000,000
Basic and diluted net income per share, Ordinary share subject to possible redemption	0.00		—	0.00
Weighted average shares outstanding, Ordinary share	7,500,000		—	7,500,000
Basic and diluted net loss per share, Ordinary share	(0.02)		(0.55)	(0.57)

Cash Flow Statement for the Period from October 12, 2020 (inception) to December 31, 2020 (audited)
Net loss	$(157,584)		$(4,086,782)	$(4,244,366)
Change in fair value of warrant liability	—		(3,580,000)	(3,580,000)
Transaction costs allocable to warrants	—		(506,782)	(506,782)
Initial classification of Class A Ordinary share subject to possible redemption	286,002,020		(13,546,670)	272,455,350
Change in value of Class A Ordinary share subject to possible redemption	(152,590)		(3,579,990)	(3,732,580)